Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									5 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Earnings per share, period used to compute earnings per share	91 days									150 days
Numerator:
Net income (loss) available to common shareholders — basic	$ 5,420	$ (26,649)	$ (21,949)	$ (19,666)	$ (9,975)	$ (38,542)	$ (31,335)	$ (45,411)	$ (44,920)	$ (20,092)
Net income (loss) available to common shareholders, diluted	$ 5,420									$ (20,092)
Denominator:
Weighted average common shares outstanding — basic (in shares)	311,771,221									311,723,463
Weighted average common shares outstanding — diluted (in shares)	312,271,578									311,723,463
Net income (loss) per common share — basic (in dollars per share)	$ 0.02									$ (0.06)
Net income (loss) per common share — diluted (in dollars per share)	$ 0.02									$ (0.06)
Restricted Stock and Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental common shares attributable to dilutive effect of share-based payment arrangements (in shares)	35,770									445,595